The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

April 1, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Smead Funds Trust (the “Trust”)

Securities Act File No. 333-197810

Investment Company Act File No. 811-22985

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that (i) the Statement of Additional Information, dated March 30, 2024, for Investor Class Shares, Class A Shares, Class C Shares, Class I1 Shares, Class R1 Shares, Class R2 Shares and Class Y Shares for the Smead Value Fund and the Investor Class shares, Class A shares, Class C shares, Class I1 shares, Class I2 shares and Class Y shares for the Smead International Value Fund, and (ii) the Prospectus and Statement of Additional Information, each dated March 30, 2024, for the Class I2 Shares, Class R3 Shares and Class R4 Shares for the Smead Value Fund, do not differ from those contained in Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on March 28, 2024 (Accession # 0001193125-24-080867).

If you have any questions, please contact me at (312) 557-6317.

Very truly yours,

/s/ Dawn M. Dennis
Dawn M. Dennis
Second Vice President/Consultant
The Northern Trust Company

cc: S. LeMire